Zevenbergen Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS ― 99.6%
	CONSUMER DISCRETIONARY ― 37.9%
25,000	Airbnb, Inc. (a)	$3,110,000
47,050	Amazon.com, Inc. (a)	4,859,794
5,400	MercadoLibre, Inc. (a)	7,117,524
5,950	Netflix, Inc. (a)	2,055,606
49,400	On Holding AG ― ADR (a)	1,532,882
36,500	Tesla, Inc. (a)	7,572,290
95,150	The Trade Desk, Inc. (a)	5,795,587
95,750	Uber Technologies, Inc. (a)	3,035,275
8,000	Wingstop, Inc.	1,468,640
		36,547,598
	ENERGY ― 5.4%
13,300	Enphase Energy, Inc. (a)	2,796,724
8,000	First Solar, Inc. (a)	1,740,000
30,000	Shoals Technologies Group, Inc. (a)	683,700
		5,220,424
	HEALTH CARE ― 10.5%
53,330	Exact Sciences Corporation (a)	3,616,307
14,760	Natera, Inc. (a)	819,475
5,115	Repligen Corporation (a)	861,162
12,100	Seagen Inc. (a)	2,449,887
12,900	Veeva Systems Inc. (a)	2,370,891
		10,117,722
	INDUSTRIALS ― 10.5%
17,300	Axon Enterprise, Inc. (a)	3,889,905
30,400	Bill.com Holdings, Inc. (a)	2,466,656
25,000	Block, Inc. (a)	1,716,250
10,145	Paylocity Holding Corporation (a)	2,016,623
		10,089,434
	REAL ESTATE ― 2.2%
48,000	Zillow Group, Inc. Class C (a)	2,134,560

	TECHNOLOGY ― 33.1%
25,600	Advanced Micro Devices, Inc. (a)	2,509,056
2,300	ASML Holding N.V. ― ADR	1,565,633
4,500	Cadence Design Systems, Inc. (a)	945,405
6,900	Cloudflare, Inc. (a)	425,454
9,750	CrowdStrike Holdings, Inc. (a)	1,338,285
90,650	DoubleVerify Holdings, Inc. (a)	2,733,097
55,065	Global-E Online Ltd. ― ADR (a)	1,774,745
19,850	NVIDIA Corporation	5,513,734
9,650	Palo Alto Networks, Inc. (a)	1,927,491
5,650	ServiceNow, Inc. (a)	2,625,668
102,000	Shopify Inc. ― ADR (a)	4,889,880
20,200	Snowflake Inc. (a)	3,116,658
36,200	Sprout Social, Inc. (a)	2,203,856
17,550	Xometry, Inc. (a)	262,724
		31,831,686
	TOTAL COMMON STOCKS
	(Cost $74,099,718)	$95,941,424

	SHORT-TERM INVESTMENTS ― 0.5%
463,185	First American U.S. Treasury Money Market Fund, Class Z, 4.36% (b)	463,185
	TOTAL MONEY MARKET FUNDS (Cost $463,185)	$463,185

	TOTAL INVESTMENTS ― 100.1% (Cost $74,562,903)	96,404,609
	Liabilities in Excess of Other Assets ― (0.1)%	(77,349)
	TOTAL NET ASSETS ― 100.0%	$96,327,260

ADR:	American Depositary Receipt.
(a):	Non Income Producing.
(b):	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of March 31, 2023.

Valuation of Investments (Unaudited)

The Zevenbergen Growth Fund (“The Fund”) follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of the Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund’s own assumptions in determining fair value of investments.

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of March 31, 2023:

Zevenbergen Growth Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$95,941,424	$-	$-	$95,941,424
Short-Term Investment	463,185	-	-	463,185
Total	$96,404,609	$-	$-	$96,404,609

Please refer to the Schedule of Investments for further classification.